Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Derivative Contracts [Table Text Block]
The following derivative contracts were in place at December 31, 2013:

	Term	Monthly Volumes(1)	Price/Bbl	Fair Value
Crude oil swap	1/13-12/15	1,600 Bbls	$76.74	$(662,068)
Crude oil swap	7/11-12/15	2,625 Bbls	$83.70	(523,560)
Crude oil swap	1/14-12/14	1,369 Bbls	$90.25	(100,150)
Crude oil swap	1/14-12/14	1,900 Bbls	$96.00	(8,208)
Crude oil swap	1/15-12/15	5,800 Bbls	$88.55	(13,804)
Crude oil swap	1/13-12/14	3,000 Bbls	$95.15	(43,560)
				$(1,351,350)

(1)     Monthly volumes are the weighted average throughout the period.